OTHER GAINS, NET (Tables)	12 Months Ended
Jul. 31, 2021
Other Income and Expenses [Abstract]
Components of Other Gains (Losses), Net
The following table presents the components of "Other gains, net":

	Fiscal Year Ended July 31,
	2021	2020
	(In thousands)
Foreign currency exchange (losses) gains, net	$(1,907)	$890
Derecognition of accrued pricing liabilities(a)	3,204	810
Other (losses) gains, net	(121)	398
	$1,176	$2,098

(a) Refer to Note 6 – “Accrued Expenses and Other Current Liabilities” for information on the derecognition of the accrued pricing liabilities.